Consolidated Statement of Changes in Equity (Parenthetical) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Statement of changes in equity [abstract]
Consolidated reserves	¥ 43,541	¥ 40,893